Restructuring - Schedule of Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 0	$ 0	$ 82,296	$ 45,789